Surplus reserves (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Surplus reserves [abstract]
Surplus reserves	¥ 8,140,030,000	¥ 8,140,030,000	[1]
Provision made for statutory surplus reserve	0
Provision made to discretionary surplus reserve	¥ 0	¥ 0

[1]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).